ORDINARY SHARES AND STATUTORY RESERVE (Statutory reserves and restricted net assets and Dividend) (Details) ¥ / shares in Units, ¥ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2018 CNY (¥)	Jun. 30, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Mar. 06, 2018 ¥ / shares	Mar. 06, 2018 $ / shares	Feb. 28, 2017 ¥ / shares	Feb. 28, 2017 $ / shares
ORDINARY SHARES AND STATUTORY RESERVE
Statutory reserve			¥ 153,521	¥ 153,208
Statutory Reserves, Percentage of Appropriation From Net Profit			10.00%
Statutory Reserves, Balance As Percentage to Capital			50.00%
Statutory Reserves for Private Schools Requiring Reasonable Returns, Percentage of Appropriation From Net Profit			25.00%
Statutory Reserves for Private Schools Not Requiring Reasonable Returns, Percentage of Expected Annual Increase in Net Assets			25.00%
Appropriations			¥ 313	12,943	¥ 29,734
Restricted net assets			1,438,505	¥ 1,375,685
Dividends Payable, Amount Per Share | (per share)						¥ 0.76	$ 0.12	¥ 1.10	$ 0.16
Dividends, Common Stock, Cash	¥ 42,955	¥ 63,087	¥ 0